13. FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Available for sale assets	R$ 2,279,189	R$ 2,222,433
Total assets	9,090,044	9,188,434
Fair value of liabilities through profit or loss	33,348,569
Total liabilities		32,541,183
Current assets
Disclosure of detailed information about financial instruments [line items]
Total assets	5,275,599	6,391,283
Current assets | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss	351
Total assets	351
Current assets | Derivative financial instruments | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss
Current assets | Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss	351
Current assets | Trading securities
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss	4,503	2,952
Available for sale assets
Total assets	4,503	2,952
Current assets | Trading securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss	4,503	2,952
Current assets | Trading securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss
Non-current assets
Disclosure of detailed information about financial instruments [line items]
Total assets	3,814,445	2,797,151
Non-current assets | Investments
Disclosure of detailed information about financial instruments [line items]
Fair value of assets through profit or loss
Available for sale assets	2,279,189	2,222,433
Total assets	2,279,189	2,222,433
Non-current assets | Investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Available for sale assets	2,279,189	2,222,433
Non-current assets | Investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Assets
Disclosure of detailed information about financial instruments [line items]
Total assets	2,284,043	2,225,385
Assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Total assets	2,283,692	2,225,385
Assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Total assets	351
Current liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit or loss	R$ 10,087,624
Total liabilities		9,523,230
Current liabilities | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit or loss
Total liabilities